Schedule of Related Parties Balances and Transactions (Details) (Parenthetical) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
2020 Incentive Stock Plan [Member]
Related Party Transaction [Line Items]
Stock repurchased during period, shares		1,636,000	5,200,000
Consultant [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services		$ 150	$ 111
Related Party [Member]
Related Party Transaction [Line Items]
Payments for rent and office services	[1]	80	51
Two Directors And One Shareholders [Member] | Research and Development Expense [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties		161	220
Non Employee Directors [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services		36	130
Four Officer [Member]
Related Party Transaction [Line Items]
Salary related expenses		439	651
Two Directors [Member]
Related Party Transaction [Line Items]
Payments for rent and office services		$ 80	$ 51

[1]	For the years ended December 31, 2023, and 2022, the Company paid a yearly amount of US$80 thousand and US$ 51 to an entity controlled by two of the Company’s directors for rent and office services, respectively.